First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 13.9%
$500,000	Anchorage Credit Funding 12 Ltd. Series 2020-12A, Class D, 5.927%, 10/25/2038[1,2]	$497,798
100,000	Carvana Auto Receivables Trust Series 2021-N1, Class E, 2.880%, 1/10/2028[1,2]	99,030
250,000	CPS Auto Receivables Trust Series 2021-D, Class E, 4.060%, 12/15/2028[1,2]	248,668
250,000	Greystone CRE Notes Ltd. Series 2021-HC2, Class D, 4.198% (1-Month USD Libor+409 basis points), 12/15/2039[1,2,3]	250,897
	Home RE Ltd.
250,000	Series 2019-1, Class M2, 3.352% (1-Month USD Libor+325 basis points), 5/25/2029[1,2,3]	251,668
250,000	Series 2021-2, Class M2, 3.300% (SOFR30A+325 basis points), 1/25/2034[1,2,3]	246,177
499,280	Merrill Lynch Mortgage Investors Trust Series 2006-WMC2, Class A1, 0.582% (1-Month USD Libor+48 basis points), 3/25/2037[2,3]	174,756
1,000,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class D, 7.059% (3-Month USD Libor+690 basis points), 8/20/2031[1,2,3]	1,000,573
250,000	Oaktown Re III Ltd. Series 2019-1A, Class M2, 2.652% (1-Month USD Libor+255 basis points), 7/25/2029[1,2,3]	248,541
500,000	Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,4]	444,564
295,607	Traingle Re Ltd. Series 2021-1, Class M1B, 3.102% (1-Month USD Libor+300 basis points), 8/25/2033[1,2,3]	295,921
	Upstart Securitization Trust
550,000	Series 2019-3, Class C, 5.381%, 1/21/2030[1,2]	565,274
200,000	Series 2021-5, Class C, 4.150%, 11/20/2031[1,2]	199,888
150,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.640%, 2/16/2027[1,2]	151,955
400,000	Western Mortgage Reference Notes Series Series 2021-CL2, Class M4, 5.400% (SOFR30A+535 basis points), 7/25/2059[1,2,3]	403,003
	TOTAL ASSET-BACKED SECURITIES
	(Cost $5,115,101)	5,078,713

Number of Shares
	CLOSED-END FUNDS — 23.4%
16,587	Aberdeen Emerging Markets Equity Income Fund, Inc.[5]	131,369
8,451	BlackRock California Municipal Income Trust	122,962
42,291	Blackrock Capital Allocation Trust[5]	822,560
9,855	Blackrock ESG Capital Allocation Trust	183,796

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
706	Blackrock Health Sciences Trust II	$17,904
34,726	BlackRock Innovation & Growth Trust[5]	504,916
3,088	BlackRock MuniVest Fund, Inc.	29,552
4,108	Blackrock Science & Technology Trust	205,277
2,698	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	31,594
8,707	Calamos Long/Short Equity & Dynamic Income Trust	169,612
16,670	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund[5]	400,913
2,913	First Trust Dynamic Europe Equity Income Fund	38,685
34,023	GDL Fund	303,825
15,438	High Income Securities Fund	133,539
5,539	Highland Income Fund	60,874
13,587	Invesco Senior Income Trust[5]	58,832
20,693	Kayne Anderson NextGen Energy & Infrastructure, Inc.[5]	148,783
8,222	MFS Municipal Income Trust	57,554
24,149	Miller/Howard High Dividend Fund[5]	249,218
86,624	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.[5]	474,700
2,006	Neuberger Berman California Municipal Fund, Inc.	28,084
12,302	NexPoint Diversified Real Esta Trust	167,061
9,384	Nuveen Core Plus Impact Fund	171,727
8,575	Nuveen Dynamic Municipal Opportunities Fund	142,688
18,174	Pershing Square Holdings Ltd.[5,6]	748,769
9,998	PGIM Short Duration High Yield Opportunities Fund	184,263
28,536	PIMCO Energy & Tactical Credit Opportunities Fund[5]	367,544
6,453	Pioneer Municipal High Income Fund, Inc.	78,920
10,204	Pioneer Municipal High Income Opportunities Fund, Inc.	187,447
3,433	Royce Micro-Cap Trust, Inc.	39,651
230,241	Saba Capital Income & Opportunities Fund[5]	1,040,689
16,663	Special Opportunities Fund, Inc.	257,443
13,327	Sprott Physical Gold and Silver Trust*,6	236,421
4,930	Thornburg Income Builder Opportunities Trust	91,994
5,349	Tortoise Pipeline & Energy Fund, Inc.	122,171
38,666	Virtus AllianzGI Convertible & Income Fund II	197,197
8,594	Voya Emerging Markets High Income Dividend Equity Fund	61,017
13,453	Western Asset Diversified Income Fund	246,324
	TOTAL CLOSED-END FUNDS
	(Cost $8,310,859)	8,515,875

Principal Amount
	COLLATERALIZED MORTGAGE OBLIGATIONS — 18.7%
	Alternative Loan Trust
$35,933	Series 2005-3CB, Class 1A4, 5.250%, 3/25/2035[2]	35,278
5,889,241	Series 2006-HY10, Class 1X, 0.475%, 5/25/2036[2,4]	75,317

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$232,675	Series 2006-6CB, Class 2A3, 5.750%, 5/25/2036[2]	$131,196
41,168	Banc of America Funding Trust Series 2007-A, Class 2A1, 0.424% (1-Month USD Libor+32 basis points), 2/20/2047[2,3]	40,750
144,891	Bear Stearns Trust Series 2005-7, Class 22A1, 2.868%, 9/25/2035[2,4]	109,539
250,000	Bellemeade Re Ltd. Series 2019-2A, Class M2, 3.202% (1-Month USD Libor+310 basis points), 4/25/2029[1,2,3]	253,083
250,000	Citigroup Commercial Mortgage Trust Series 2021-PRM2, Class F, 3.860% (1-Month USD Libor+375 basis points), 10/15/2036[1,3]	250,437
399,095	CSMC Mortgage-Backed Trust Series 2006-6, Class 1A4, 6.000%, 7/25/2036[2]	282,649
902,386	CSMC Trust Series 2017-RPL3, Class B5, 4.387%, 8/1/2057[1,2,4]	934,943
250,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/2027[1,2]	255,803
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 3.799% (SOFR30A+375 basis points), 1/25/2051[1,2,3]	102,915
250,000	Freddie Mac STACR REMIC Trust Series 2021-HQA4, Class B2, 7.050% (SOFR30A+700 basis points), 12/25/2041[1,2,3]	255,625
190,243	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI3, Class B, 4.146%, 8/25/2048[1,2,4]	188,590
219,768	GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1, 0.282% (1-Month USD Libor+18 basis points), 1/25/2037[2,3]	214,098
	HarborView Mortgage Loan Trust
124,165	Series 2006-13, Class A, 0.284% (1-Month USD Libor+18 basis points), 11/19/2046[2,3]	101,179
74,708	Series 2006-14, Class 2A1A, 0.254% (1-Month USD Libor+15 basis points), 1/25/2047[2,3]	70,970
179,393	Impac CMB Trust Series 2004-10, Class 3A1, 0.802% (1-Month USD Libor+70 basis points), 3/25/2035[2,3]	174,105
1,475	IndyMac INDA Mortgage Loan Trust Series 2007-AR2, Class A1, 3.271%, 6/25/2037[2,4]	1,284
456,980	IndyMac INDX Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.542% (1-Month USD Libor+44 basis points), 4/25/2046[2,3]	439,459
109,734	JP Morgan Alternative Loan Trust Series 2007-A2, Class 11A1, 0.462% (1-Month USD Libor+36 basis points), 6/25/2037[2,3]	75,528

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$557,026	JP Morgan Mortgage Trust Series 2005-A8, Class 3A1, 2.589%, 11/25/2035[2,4]	$532,080
	MASTR Alternative Loan Trust
530,473	Series 2007-HF1, Class 4A1, 7.000%, 10/25/2047[2]	338,115
234,783	Series 2005-5, Class 3A1, 5.750%, 8/25/2035[2]	164,144
250,000	Med Trust Series 2021-MDLN, Class F, 4.110% (1-Month USD Libor+400 basis points), 11/15/2038[1,3]	248,577
451,896	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.442% (1-Month USD Libor+34 basis points), 10/25/2036[2,3]	193,049
	RALI Trust
116,060	Series 2006-QS6, Class 1A2, 6.000%, 6/25/2036[2]	114,612
245,058	Series 2007-QS5, Class A1, 5.500%, 3/25/2037[2]	238,335
157,018	Series 2006-QS15, Class A1, 6.500%, 10/25/2036[2]	155,648
240,313	STACR Trust Series 2018-HRP1, Class B2, 11.853% (1-Month USD Libor+1,175 basis points), 5/25/2043[1,2,3]	270,209
234,000	Verus Securitization Trust Series 2019-INV2, Class B1, 4.452%, 7/25/2059[1,2,4]	235,939
340,819	Wells Fargo Alternative Loan Series 2005-1, Class 3A1, 5.500%, 2/25/2035[2]	323,018
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $7,111,895)	6,806,474

Number of Shares
	COMMON STOCKS — 18.1%
	APPLICATIONS SOFTWARE — 2.0%
12,960	Nuance Communications, Inc.*,5	716,947
	COMMERCIAL BANKS-CENTRAL US — 1.3%
9,500	Flagstar Bancorp, Inc.[5]	455,430
	COMMERCIAL BANKS-WESTERN US — 0.0%
402	Great Western Bancorp, Inc.	13,652
	COMMERCIAL SERVICES-FINANCE — 1.0%
2,573	IHS Markit Ltd.[6]	342,003
	INTERNET SECURITY — 0.9%
3,983	Mimecast Ltd.*,6	316,927
	INVESTMENT COMPANIES — 0.5%
38,796	First Eagle Alternative Capital BDC, Inc.	173,418

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDICAL INFORMATION SYSTEMS — 0.2%
773	Cerner Corp.	$71,789
	MEDICAL-BIOMEDICAL/GENERICS — 0.3%
1,009	Arena Pharmaceuticals, Inc.*	93,776
1	Better Therapeutics, Inc.*	4
		93,780
	PIPELINES — 0.0%
829	BP Midstream Partners LP	12,684
	REITS-DIVERSIFIED — 1.2%
4,969	CyrusOne, Inc.	445,819
	REITS-WAREHOUSE/INDUSTRIES — 0.1%
2,070	Monmouth Real Estate Investment Corp. - Class A	43,491
	RETAIL-RESTAURANTS — 0.1%
3,911	Del Taco Restaurants, Inc.	48,692
	S & L/THRIFTS-EASTERN US — 0.9%
12,216	Sterling Bancorp[5]	315,051
	SPECIFIED PURPOSE ACQUISITIONS — 8.5%
6,000	26 Capital Acquisition Corp.*	59,100
258	7GC & Co. Holdings, Inc. - Class A*	2,513
1,900	Ace Global Business Acquisition Ltd.*,6	19,190
3,452	Agba Acquisition Ltd.*,5,6	38,076
1,940	Americas Technology Acquisition Corp.*,6	19,652
2,116	Aries I Acquisition Corp. - Class A*,6	21,160
6,186	Artisan Acquisition Corp. - Class A*,6	61,303
3,356	Athlon Acquisition Corp. - Class A*	32,755
4,949	Aurora Acquisition Corp. - Class A*,6	48,995
1,708	Big Sky Growth Partners, Inc. - Class A*	16,585
3,324	Biotech Acquisition Co. - Class A*,6	32,708
3,370	Blue Safari Group Acquisition Corp. - Class A*,6	33,582
6,000	BOA Acquisition Corp. - Class A*	58,980
4,585	Bridgetown 2 Holdings Ltd. - Class A*,6	45,437
100	Bridgetown Holdings Ltd. - Class A*,6	982
1,186	Bright Lights Acquisition Corp. - Class A*	11,694
1,635	Brilliant Acquisition Corp.*,6	16,677
3,776	Burgundy Technology Acquisition Corp. - Class A*,6	37,798
4,988	Capstar Special Purpose Acquisition Corp. - Class A*	49,680
5,500	Cartesian Growth Corp. - Class A*,6	54,340

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
258	CF Acquisition Corp. IV - Class A*	$2,528
3,445	Churchill Capital Corp. VI - Class A*	33,692
2,868	Colombier Acquisition Corp. - Class A*	27,648
663	Corner Growth Acquisition Corp. - Class A*,6	6,497
230	Crown PropTech Acquisitions - Class A*,6	2,277
2,521	Data Knights Acquisition Corp. - Class A*	25,462
2,880	Delwinds Insurance Acquisition Corp. - Class A*	28,541
2,024	Dune Acquisition Corp. - Class A*	20,038
4,500	ECP Environmental Growth Opportunities Corp. - Class A*	44,370
5,001	EJF Acquisition Corp. - Class A*,6	49,660
2,878	Empowerment & Inclusion Capital I Corp. - Class A*	28,032
4,500	Environmental Impact Acquisition Corp.*	44,640
4,701	Far Peak Acquisition Corp. - Class A*,6	47,292
5,193	Founder SPAC - Class A*,6	51,670
4,000	FTAC Athena Acquisition Corp. - Class A*,6	39,680
3,386	GigInternational1, Inc.*	33,623
1,686	Global Consumer Acquisition Corp.*	16,725
3,300	Global SPAC Partners Co.*,6	33,033
268	Golden Falcon Acquisition Corp. - Class A*	2,621
775	Gores Holdings VII, Inc. - Class A*	7,580
6,000	Gores Metropoulos II, Inc. - Class A*	59,820
3,385	Graf Acquisition Corp. IV*	32,699
4,500	Growth Capital Acquisition Corp. - Class A*	44,730
194	Healthcare Services Acquisition Corp. - Class A*	1,893
3,832	Hennessy Capital Investment Corp. V - Class A*	37,324
4,580	Highland Transcend Partners I Corp. - Class A*,6	45,434
4,500	InterPrivate III Financial Partners, Inc. - Class A*	44,595
694	Jack Creek Investment Corp. - Class A*,6	6,773
1,060	Kairos Acquisition Corp. - Class A*,6	10,377
1,292	KINS Technology Group, Inc. - Class A*	12,881
147	KL Acquisition Corp. - Class A*	1,436
2,964	LightJump Acquisition Corp.*	29,225
9,626	Lionheart Acquisition Corp. II - Class A*	95,875
4,500	Longview Acquisition Corp. II - Class A*	44,280
4,000	Lux Health Tech Acquisition Corp. - Class A*	39,200
4,500	M3-Brigade Acquisition II Corp. - Class A*	44,595
7,648	Magnum Opus Acquisition Ltd. - Class A*,6	75,868
1,507	Maquia Capital Acquisition Corp. - Class A*	15,130
6,824	Merida Merger Corp. I*,5	68,172
3,296	Model Performance Acquisition Corp. - Class A*,6	32,894
5,500	Motive Capital Corp. - Class A*,6	54,120

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
3,384	Mountain Crest Acquisition Corp. III*	$33,468
4,500	Northern Star Investment Corp. II - Class A*	43,650
3,383	OceanTech Acquisitions I Corp. - Class A*	33,593
29	Omega Alpha SPAC - Class A*,6	283
2,935	Orion Biotech Opportunities Corp. - Class A*,6	28,382
3,374	Osiris Acquisition Corp. - Class A*	32,660
846	Post Holdings Partnering Corp. - Class A*	8,291
1,551	PropTech Investment Corp. II - Class A*	15,122
147	Prospector Capital Corp. - Class A*,6	1,432
6,000	Quantum FinTech Acquisition Corp.*	59,340
4,500	Queen's Gambit Growth Capital - Class A*,6	44,550
2,979	RedBall Acquisition Corp. - Class A*,6	29,552
663	ScION Tech Growth I - Class A*,6	6,471
2,841	ScION Tech Growth II - Class A*,6	27,643
3,382	Senior Connect Acquisition Corp. I - Class A*	32,941
4,507	Software Acquisition Group, Inc. III - Class A*	44,349
6,071	Spartan Acquisition Corp. III - Class A*	59,921
3,211	SPK Acquisition Corp.*	31,821
25	SVF Investment Corp. - Class A*,6	251
2,557	SVF Investment Corp. 3 - Class A*,6	25,570
6,636	Tailwind Two Acquisition Corp. - Class A*,6	65,630
3,572	Tastemaker Acquisition Corp. - Class A*	35,327
6,615	Trebia Acquisition Corp. - Class A*,6	65,885
2,464	Tuscan Holdings Corp. II*,5	25,133
145	VectoIQ Acquisition Corp. II - Class A*	1,412
8,268	Ventoux CCM Acquisition Corp.*	82,763
7,416	Vickers Vantage Corp. I*,6	74,457
3,895	Vistas Media Acquisition Co., Inc. - Class A*	39,612
3,405	Viveon Health Acquisition Corp.*	34,118
4,443	VPC Impact Acquisition Holdings III, Inc. - Class A*	44,430
		3,032,194
	TELECOM SERVICE — 0.6%
11,151	Vonage Holdings Corp.*	231,829
	TRANSPORT-MARINE — 0.5%
11,411	Teekay LNG Partners LP6	193,188
	TOTAL COMMON STOCKS
	(Cost $6,458,637)	6,506,894

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 3.7%
	FINANCIALS — 3.7%
$300,000	Allegiance Bank 5.250% (3-Month USD Libor+303 basis points), 12/15/2027[1,2,4]	$303,388
205,570	BlackRock Capital Investment Corp. 5.000%, 6/15/2022[5,7]	208,396
300,000	ConnectOne Bancorp, Inc. 5.200% (3-Month USD Libor+284 basis points), 2/1/2028[2,4]	304,404
300,000	Independent Bank Group, Inc. 5.000% (3-Month USD Libor+283 basis points), 12/31/2027[2,4]	302,839
230,000	PennantPark Floating Rate Capital Ltd. 4.250%, 4/1/2026[2]	233,104
		1,352,131
	TOTAL CORPORATE BONDS
	(Cost $1,326,288)	1,352,131

Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES — 1.7%
	FINANCIALS — 1.7%
9,491	First Eagle Alternative Capital BDC, Inc. 5.000%, 5/25/2026[2]	242,495
	Oxford Square Capital Corp.
13,092	6.500%, 3/30/2024[2,5]	331,424
2,042	6.250%, 4/30/2026[2,5]	51,908
		625,827
	TOTAL EXCHANGE-TRADED DEBT SECURITIES
	(Cost $611,682)	625,827
	RIGHTS — 0.0%
3,452	Agba Acquisition Ltd., Expiration Date: February 6, 2022*,5,6	518
4,016	Benessere Capital Acquisition Corp., Expiration Date: January 4, 2022*	1,626
3,370	Blue Safari Group Acquisition Corp., Expiration Date: December 8, 2023*,6	2,280
1,635	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,6	265
4,001	East Stone Acquisition Corp., Expiration Date: February 24, 2022*,5,6	1,800
3,296	Model Performance Acquisition Corp., Expiration Date: October 6, 2022*,6	1,187
3,384	Mountain Crest Acquisition Corp. III, Expiration Date: January 11, 2028*	1,861
3,333	Special Opportunities Fund, Inc., Expiration Date: January 21, 2022*	147
3,211	SPK Acquisition Corp., Expiration Date: March 7, 2023*	1,124
3,768	Ventoux CCM Acquisition Corp., Expiration Date: June 23, 2022*	791
3,405	Viveon Health Acquisition Corp., Expiration Date: February 17, 2022*	627
	TOTAL RIGHTS
	(Cost $0)	12,226

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	UNITS — 0.5%
	SPECIFIED PURPOSE ACQUISITIONS — 0.5%
1,159	Alpha Star Acquisition Corp.*,6	$11,868
168	B Riley Principal 250 Merger Corp.*	1,672
641	BioPlus Acquisition Corp.*,6	6,410
2,405	Blue Ocean Acquisition Corp.*,6	24,050
1,612	Bullpen Parlay Acquisition Co.*,6	16,362
1,285	Games & Esports Experience Acquisition Corp.*,6	13,030
1,362	Kairous Acquisition Corp. Ltd.*,6	13,824
1	KL Acquisition Corp.*	10
1	Orion Biotech Opportunities Corp.*,6	10
1,927	ROC Energy Acquisition Corp.*	19,463
1,284	ST Energy Transition I Ltd.*,6	12,853
1,928	UTA Acquisition Corp.*,6	19,376
2,867	Welsbach Technology Metals Acquisition Corp.*	28,727
		167,655
	TOTAL UNITS
	(Cost $166,796)	167,655
	WARRANTS — 0.1%
129	7GC & Co. Holdings, Inc., Expiration Date: December 31, 2026*	79
1,900	Ace Global Business Acquisition Ltd., Expiration Date: December 31, 2027*,6	437
3,452	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,5,6	755
6,857	AgileThought, Inc., Expiration Date: January 10, 2025*,5	4,526
970	Americas Technology Acquisition Corp., Expiration Date: December 31, 2027*,6	422
1,058	Aries I Acquisition Corp., Expiration Date: May 7, 2023*,6	815
562	Artisan Acquisition Corp., Expiration Date: December 31, 2028*,6	399
1,678	Athlon Acquisition Corp., Expiration Date: March 5, 2026*	1,007
427	Big Sky Growth Partners, Inc., Expiration Date: February 26, 2023*	307
1,662	Biotech Acquisition Co., Expiration Date: November 30, 2027*,6	1,080
1,970	Boxed, Inc., Expiration Date: December 22, 2025*	2,344
593	Bright Lights Acquisition Corp., Expiration Date: December 31, 2027*	471
999	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,6	190
1,888	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*,6	1,065
287	Capstar Special Purpose Acquisition Corp., Expiration Date: July 9, 2027*	181
86	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	63
689	Churchill Capital Corp. VI, Expiration Date: December 31, 2027*	706
972	Clarus Therapeutics Holdings, Inc., Expiration Date: August 31, 2027*	282
956	Colombier Acquisition Corp., Expiration Date: December 31, 2028*	506
221	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,6	144
2,521	Data Knights Acquisition Corp., Expiration Date: December 31, 2028*	1,008
1,440	Delwinds Insurance Acquisition Corp., Expiration Date: August 1, 2027*	711
1,012	Dune Acquisition Corp., Expiration Date: October 29, 2027*	479

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,439	Empowerment & Inclusion Capital I Corp., Expiration Date: December 31, 2027*	$719
1,567	Far Peak Acquisition Corp., Expiration Date: May 31, 2025*,6	3,118
1,693	GigInternational1, Inc., Expiration Date: December 31, 2028*	982
843	Global Consumer Acquisition Corp., Expiration Date: December 31, 2027*	506
1,650	Global SPAC Partners Co., Expiration Date: November 30, 2027*,6	800
134	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	84
677	Graf Acquisition Corp. IV, Expiration Date: May 31, 2028*	779
7,084	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*,5	1,470
97	Healthcare Services Acquisition Corp., Expiration Date: December 31, 2027*	50
347	Jack Creek Investment Corp., Expiration Date: December 31, 2027*,6	187
2,074	Jasper Therapeutics, Inc., Expiration Date: December 1, 2026*,5	3,049
530	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,6	258
646	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	301
49	KL Acquisition Corp., Expiration Date: January 12, 2028*	26
1,482	LightJump Acquisition Corp., Expiration Date: December 31, 2027*	727
2,518	Lionheart Acquisition Corp. II, Expiration Date: February 14, 2026*	1,360
429	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	214
3,412	Merida Merger Corp. I, Expiration Date: November 7, 2026*,5	3,821
1,648	Model Performance Acquisition Corp., Expiration Date: April 29, 2026*,6	577
3,383	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	1,556
587	Orion Biotech Opportunities Corp., Expiration Date: December 31, 2027*,6	564
1,687	Osiris Acquisition Corp., Expiration Date: May 1, 2028*	860
282	Post Holdings Partnering Corp., Expiration Date: February 9, 2023*	240
517	PropTech Investment Corp. II, Expiration Date: December 31, 2027*	310
49	Prospector Capital Corp., Expiration Date: December 22, 2025*,6	30
993	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,6	1,234
3,962	Renovacor, Inc., Expiration Date: March 5, 2025*	2,259
221	ScION Tech Growth I, Expiration Date: November 1, 2025*,6	126
947	ScION Tech Growth II, Expiration Date: January 28, 2026*,6	568
1,691	Senior Connect Acquisition Corp. I, Expiration Date: December 31, 2027*	888
5	SVF Investment Corp., Expiration Date: December 31, 2027*,6	6
1,786	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	893
1,232	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*,5	517
29	VectoIQ Acquisition Corp. II, Expiration Date: December 31, 2027*	25
3,768	Ventoux CCM Acquisition Corp., Expiration Date: September 30, 2025*	1,775
3,708	Vickers Vantage Corp. I, Expiration Date: December 31, 2027*,6	1,650
3,895	Vistas Media Acquisition Co., Inc., Expiration Date: August 1, 2026*	2,610
3,405	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	738
	TOTAL WARRANTS
	(Cost $0)	53,854

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
	SHORT-TERM INVESTMENTS — 19.6%
7,127,539	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class 0.026%[5,8]	$7,127,539
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,127,539)	7,127,539
	TOTAL INVESTMENTS — 99.5%
	(Cost $36,228,797)	36,247,188
	Assets in Excess of Other Liabilities — 0.5%	198,446
	TOTAL NET ASSETS — 100.0%	$36,445,634
	SECURITIES SOLD SHORT — (6.6)%
	COMMON STOCKS — (3.1)%
	COMMERCIAL BANKS-EASTERN US — (0.9)%
(5,656)	Webster Financial Corp.	(315,831)
	COMMERCIAL BANKS-WESTERN US — (0.0)%
(340)	First Interstate BancSystem, Inc. - Class A	(13,828)
	COMMERCIAL SERVICES-FINANCE — (0.9)%
(729)	S&P Global, Inc.	(344,037)
	OIL COMP-INTEGRATED — (0.0)%
(477)	BP PLC - ADR	(12,702)
	S & L/THRIFTS-EASTERN US — (1.3)%
(38,152)	New York Community Bancorp, Inc.	(465,836)
	TOTAL COMMON STOCKS
	(Proceeds $1,135,406)	(1,152,234)
	EXCHANGE-TRADED FUNDS — (3.5)%
(2,140)	Energy Select Sector SPDR Fund	(118,770)
(1,026)	iShares Russell 1000 Growth	(313,536)
(943)	SPDR Bloomberg Convertible Securities	(78,231)
(1,600)	SPDR S&P 500 ETF Trust	(759,936)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $1,167,368)	(1,270,473)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,302,774)	$(2,422,707)

First Trust Multi-Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	Arena Pharmaceuticals, Inc.
(1)	Exercise Price: $90.00, Notional Amount: $(9,000), Expiration Date: February 18, 2022*	$(450)
	Del Taco Restaurants, Inc.
(7)	Exercise Price: $12.50, Notional Amount: $(8,750), Expiration Date: January 21, 2022*	(7)
(32)	Exercise Price: $12.50, Notional Amount: $(40,000), Expiration Date: March 18, 2022*	(320)
	Dicerna Pharmaceuticals, Inc.
(11)	Exercise Price: $40.00, Notional Amount: $(44,000), Expiration Date: January 21, 2022*	—
(9)	Exercise Price: $40.00, Notional Amount: $(36,000), Expiration Date: July 15, 2022*	—
	Mimecast Ltd.
(2)	Exercise Price: $80.00, Notional Amount: $(16,000), Expiration Date: January 21, 2022*	(60)
(2)	Exercise Price: $80.00, Notional Amount: $(16,000), Expiration Date: February 18, 2022*	(70)
	Vonage Holdings Corp.
(4)	Exercise Price: $21.00, Notional Amount: $(8,400), Expiration Date: January 21, 2022*	(20)
(1)	Exercise Price: $21.00, Notional Amount: $(2,100), Expiration Date: March 18, 2022*	(5)
	TOTAL CALL OPTIONS
	(Proceeds $1,879)	(932)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,879)	$(932)

ADR — American Depository Receipt
ETF — Exchange-Traded Fund
LP — Limited Partnership
PLC — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit

* Non-income producing security.
[1] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $8,203,466, which represents 22.51% of total net assets of the Fund.
[2] Callable.
[3] Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] Variable rate security.
[5] All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $5,373,156.
[6] Foreign security denominated in U.S. Dollars.
[7] Convertible security.
[8] The rate is the annualized seven-day yield at period end.